Risk management - Liquidity risk and capital management (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities based on contractual undiscounted payments
Minimal required level of capital ratio	8.00%
Trade and other payables (Note 18)	₽ 27,499	₽ 19,599
Customer accounts and amounts due to banks (Note 19)	18,105	3,182
Total	45,604	22,781
On demand
Disclosure of financial liabilities based on contractual undiscounted payments
Trade and other payables (Note 18)	27,499	19,599
Customer accounts and amounts due to banks (Note 19)	16,002	3,071
Total	43,501	22,670
Within one year
Disclosure of financial liabilities based on contractual undiscounted payments
Customer accounts and amounts due to banks (Note 19)	1,866	111
Total	1,866	₽ 111
More than a year
Disclosure of financial liabilities based on contractual undiscounted payments
Customer accounts and amounts due to banks (Note 19)	237
Total	₽ 237